Contract liabilities - Significant Changes in Contract Liabilities (Details) £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Increase (Decrease) in Contract Liabilities [Roll Forward]
As at 1 April 2018 (see note 37)	£ 0
Exchange adjustments	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(51)
Increases due to cash received, excluding amounts recognised as revenue during the period	155
Changes due to amounts recognised as revenue	(5)
At 31 March 2019	£ 994